UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  September 30, 2013 (unaudited)

Company	Shares	Value
COMMON STOCKS — 91.8%
REAL ESTATE INVESTMENT TRUSTS — 87.6%
APARTMENTS — 12.0%
American Campus Communities, Inc. (a)	25,900	$884,485
Apartment Investment & Management Co. (a)(b)	28,745	803,135
Associated Estates Realty Corp. (a)	212,628	3,170,283
AvalonBay Communities, Inc. (a)	26,875	3,415,544
Camden Property Trust	5,000	307,200
Campus Crest Communities, Inc.	25,000	270,000
Education Realty Trust, Inc. (a)	16,737	152,307
Equity Residential (a)(b)	74,000	3,964,180
Essex Property Trust, Inc. (a)	10,500	1,550,850
Home Properties, Inc. (a)	14,000	808,500
Independence Realty Trust, Inc.	70,000	579,600
Mid-America Apartment Communities, Inc. (a)(b)	18,000	1,125,000
Post Properties, Inc. (a)	14,600	657,292
UDR, Inc. (a)	39,000	924,300
		18,612,676
DIVERSIFIED — 10.2%
American Assets Trust, Inc.	8,000	244,080
Digital Realty Trust, Inc. (a)(b)	36,000	1,911,600
DuPont Fabros Technology, Inc. (a)	16,000	412,320
EPR Properties (a)	88,950	4,335,423
Lexington Realty Trust (a)	289,058	3,246,121
One Liberty Properties, Inc.	44,012	892,564
Vornado Realty Trust (a)(b)	44,335	3,726,800
Washington Real Estate Investment Trust	28,000	707,560
Whitestone REIT	2,329	34,306
WP Carey, Inc.	5,000	323,500
		15,834,274
FREE STANDING — 4.2%
American Realty Capital Properties, Inc.	50,000	610,000
Getty Realty Corp. (a)	22,000	427,460
National Retail Properties, Inc. (a)(b)	126,000	4,009,320
Realty Income Corp. (a)	31,900	1,268,025
Spirit Realty Capital, Inc.	20,952	192,339
		6,507,144
HEALTH CARE — 15.6%
HCP, Inc. (a)(b)	116,530	4,771,904
Health Care REIT, Inc. (a)(b)	29,200	1,821,496
Healthcare Realty Trust, Inc. (a)	25,300	584,683
LTC Properties, Inc. (a)(b)	58,897	2,236,908
Medical Properties Trust, Inc. (a)(b)	347,320	4,226,884
National Health Investors, Inc. (a)	53,958	3,069,671
OMEGA Healthcare Investors, Inc. (a)	15,498	462,925
Physicians Realty Trust	35,400	429,048
Sabra Health Care REIT, Inc. (a)(b)	61,500	1,415,115
Ventas, Inc. (a)(b)	84,397	5,190,415
		24,209,049
INDUSTRIAL — 3.4%
DCT Industrial Trust, Inc. (a)	149,500	1,074,905
EastGroup Properties, Inc. (a)	11,300	669,073
ProLogis, Inc. (a)(b)	49,088	1,846,691
STAG Industrial, Inc. (a)	81,209	1,633,925
		5,224,594
LODGING/RESORTS — 6.3%
Ashford Hospitality Trust, Inc. (a)	55,000	678,700
Chatham Lodging Trust	46,000	821,560
Chesapeake Lodging Trust (a)	71,700	1,687,818
DiamondRock Hospitality Co. (a)	55,603	593,284
FelCor Lodging Trust, Inc. (c)	10,000	61,600
Hersha Hospitality Trust (a)	390,583	2,183,359
Host Hotels & Resorts, Inc. (a)	24,000	424,080
LaSalle Hotel Properties (a)	10,000	285,200
Pebblebrook Hotel Trust (a)	43,100	1,237,401
RLJ Lodging Trust (a)	39,400	925,506
Ryman Hospitality Properties, Inc.	6,000	207,060
Summit Hotel Properties, Inc. (a)	58,203	534,886
Supertel Hospitality, Inc. (c)	10,580	67,500
		9,707,954
MANUFACTURED HOMES — 1.7%
Sun Communities, Inc. (a)	52,256	2,227,151
UMH Properties, Inc.	35,284	350,370
		2,577,521
MIXED OFFICE/INDUSTRIAL — 2.6%
Duke Realty Corp. (a)(b)	46,100	711,784
First Potomac Realty Trust (a)	55,000	691,350
Gladstone Commercial Corp.	12,742	228,846
Liberty Property Trust (a)	69,737	2,482,637
		4,114,617
MORTGAGE — 1.0%
Annaly Capital Management, Inc. (a)	85,000	984,300
ARMOUR Residential REIT, Inc.	120,000	504,000
		1,488,300
OFFICE — 11.2%
Alexandria Real Estate Equities, Inc. (a)	34,100	2,177,285
BioMed Realty Trust, Inc. (a)	65,000	1,208,350
Boston Properties, Inc. (a)	20,500	2,191,450
Brandywine Realty Trust (a)	165,300	2,178,654
Corporate Office Properties Trust (a)	48,500	1,120,350
Douglas Emmett, Inc. (a)	39,322	922,888
Franklin Street Properties Corp. (a)	62,595	797,460
Highwoods Properties, Inc. (a)(b)	50,000	1,765,500
Kilroy Realty Corp. (a)	28,600	1,428,570
Mack-Cali Realty Corp. (a)	58,030	1,273,178
MPG Office Trust, Inc. (c)	24,000	75,120
Parkway Properties, Inc.	10,000	177,700
SL Green Realty Corp. (a)	22,900	2,034,436
		17,350,941
REGIONAL MALLS — 7.5%
CBL & Associates Properties, Inc. (a)	84,000	1,604,400
General Growth Properties, Inc.	20,000	385,800
Glimcher Realty Trust (a)	201,700	1,966,575
Pennsylvania Real Estate Investment Trust (a)(b)	87,118	1,629,107
Simon Property Group, Inc. (a)(b)	28,227	4,184,088
Taubman Centers, Inc.	5,000	336,550
The Macerich Co. (a)(b)	28,470	1,606,847
		11,713,367
SHOPPING CENTERS — 10.1%
Cedar Realty Trust, Inc. (a)	115,810	599,896
DDR Corp. (a)(b)	62,000	974,020
Equity One, Inc. (a)	39,500	863,470
Excel Trust, Inc. (a)	113,568	1,362,816
Inland Real Estate Corp. (a)	156,300	1,598,949
Kimco Realty Corp. (a)	110,000	2,219,800
Kite Realty Group Trust (a)	160,503	951,783

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Ramco-Gershenson Properties Trust (a)(b)	138,928	$2,140,880
Regency Centers Corp. (a)(b)	19,100	923,485
Retail Opportunity Investments Corp.	20,000	276,400
Retail Properties of America, Inc.	50,000	687,500
Urstadt Biddle Properties (a)	41,900	832,972
Weingarten Realty Investors (a)(b)	76,500	2,243,745
		15,675,716
STORAGE — 1.8%
CubeSmart (a)	25,000	446,000
Public Storage, Inc. (a)(b)	14,400	2,311,920
		2,757,920
Total Real Estate Investment Trusts (Cost $120,451,729)		135,774,073

OTHER — 4.2%
Beazer Homes USA, Inc. (c)	7,000	126,000
Carador PLC	5,496,600	5,379,797
Hyatt Hotels Corp. (a)(c)	12,500	537,000
Lennar Corp.	12,000	424,800
The St. Joe Co. (a)(c)	5,000	98,100
Total Other (Cost $8,731,273)		6,565,697
Total Common Stocks (Cost $129,183,002)		142,339,770

PREFERRED STOCKS — 54.8%
REAL ESTATE INVESTMENT TRUSTS — 53.5%
APARTMENTS — 0.3%
Apartment Investment & Management Co., Series Z (a)	15,000	377,025

DIVERSIFIED — 7.7%
CapLease, Inc., Series A	36,112	902,439
CapLease, Inc., Series B	8,840	221,088
CapLease, Inc., Series C	62,900	1,573,444
Coresite Realty Corp., Series A	30,000	715,500
Cousins Properties, Inc., Series B	20,800	520,000
Digital Realty Trust, Inc., Series F (a)	25,000	559,500
Digital Realty Trust, Inc., Series G	30,000	592,500
DuPont Fabros Technology, Inc., Series A (a)	10,000	252,000
DuPont Fabros Technology, Inc., Series B (a)	40,394	1,010,254
EPR Properties, Series E (a)(d)	16,400	483,800
EPR Properties, Series F (a)	30,000	643,200
Investors Real Estate Trust, Series B	70,000	1,802,500
LBA Realty Fund II - WBP I LLC, Series B	72,679	1,432,503
Vornado Realty Trust, Series K	9,195	191,256
Vornado Realty Trust, Series L	3,228	64,366
Winthrop Realty Trust	40,000	1,039,600
		12,003,950
HEALTH CARE — 0.9%
Sabra Health Care REIT, Inc., Series A	60,600	1,439,250

INDUSTRIAL — 0.8%
STAG Industrial, Inc., Series B	35,000	768,600
Terreno Realty Corp., Series A	20,000	508,300
		1,276,900
LODGING/RESORTS — 18.9%
Ashford Hospitality Trust, Series A	95,482	2,441,475
Ashford Hospitality Trust, Series D	205,756	5,195,339
Ashford Hospitality Trust, Series E	45,000	1,168,650
Chesapeake Lodging Trust, Series A	65,000	1,613,300
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,776,495
FelCor Lodging Trust, Inc., Series C	124,813	2,986,775
Hersha Hospitality Trust, Series B (a)	80,498	2,048,674
Hersha Hospitality Trust, Series C (a)	46,000	1,063,520
LaSalle Hotel Properties, Series G (a)	27,089	663,816
LaSalle Hotel Properties, Series I (a)	30,000	637,500
Pebblebrook Hotel Trust, Series A (a)	14,500	374,825
Pebblebrook Hotel Trust, Series B (a)	23,500	606,770
Pebblebrook Hotel Trust, Series C (a)	63,684	1,359,654
Strategic Hotels & Resorts, Inc., Series A (a)	65,654	1,498,224
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	1,767,903
Summit Hotel Properties, Inc., Series A (a)	10,000	267,000
Summit Hotel Properties, Inc., Series B (a)	8,000	204,000
Summit Hotel Properties, Inc., Series C (a)	37,582	882,050
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,737,504
		29,293,474
MANUFACTURED HOMES — 1.3%
Sun Communities, Inc., Series A (a)	40,000	978,000
UMH Properties, Inc., Series A	37,500	964,125
		1,942,125
MIXED OFFICE/INDUSTRIAL — 1.4%
First Potomac Realty Trust, Series A	80,000	2,029,600
PS Business Parks, Inc., Series S	7,500	171,825
		2,201,425
MORTGAGE — 3.5%
Arbor Realty Trust, Inc., Series B	35,000	828,450
ARMOUR Residential REIT, Inc., Series B	30,000	639,300
MFA Financial, Inc. (a)	20,000	507,800
MFA Financial, Inc., Series B	40,000	920,000
New York Mortgage Trust, Inc., Series B	37,000	762,200
NorthStar Realty Finance Corp., Series B	11,160	262,037
NorthStar Realty Finance Corp., Series D	13,000	314,340
RAIT Financial Trust, Series A	52,285	1,214,580
		5,448,707
OFFICE — 4.1%
Brandywine Realty Trust, Series E (a)	23,000	568,790
Corporate Office Properties Trust, Series L	110,000	2,735,700
Hudson Pacific Properties, Inc., Series B (a)	20,000	508,000
Kilroy Realty Corp., Series G (a)(b)	65,000	1,556,750
SL Green Realty Corp., Series I (a)	40,000	928,000
		6,297,240
REGIONAL MALLS — 4.3%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,517,810
CBL & Associates Properties, Inc., Series E	15,000	349,050
Glimcher Realty Trust (a)	30,000	697,500

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Glimcher Realty Trust, Series G (a)	63,029	$1,583,288
Glimcher Realty Trust, Series H (a)	45,000	1,089,000
Pennsylvania Real Estate Investment Trust, Series A	20,000	511,000
Pennsylvania Real Estate Investment Trust, Series B	40,000	956,800
		6,704,448
SHOPPING CENTERS — 10.3%
Cedar Realty Trust, Inc., Series B	131,829	3,032,067
DDR Corp., Series H (a)	10,275	255,385
DDR Corp., Series J (a)	45,586	1,003,804
DDR Corp., Series K (a)	76,000	1,600,560
Excel Trust, Inc., Series B	65,000	1,649,700
Inland Real Estate Corp., Series A	100,000	2,568,500
Kimco Realty Corp., Series I (a)	27,944	613,091
Kite Realty Group Trust, Series A (a)(b)	77,000	1,966,580
Retail Properties of America, Inc.	70,000	1,593,900
Saul Centers, Inc., Series C	27,000	632,880
Urstadt Biddle Properties, Series D (a)	22,423	564,163
Urstadt Biddle Properties, Series F (a)	20,000	478,800
		15,959,430
STORAGE — 0.0%
CubeSmart, Series A (a)	1,400	35,630
Total Real Estate Investment Trusts (Cost $81,570,671)		82,979,604

OTHER — 1.3%
Forest City Enterprises, Inc.	77,449	1,964,107
Total Other (Cost $1,884,929)		1,964,107
Total Preferred Stocks (Cost $83,455,600)		84,943,711

INVESTMENT COMPANIES — 1.6%
Blackrock Credit Allocation Income Trust	19,451	253,641
Cohen & Steers Infrastructure Fund, Inc. (a)	30,278	597,688
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	979,901
Eaton Vance Enhanced Equity Income Fund II	35,188	412,755
Nuveen Real Estate Income Fund (a)	29,330	309,725
Total Investment Companies (Cost $2,866,102)		2,553,710

SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04% (e) (Cost $777,341)	777,341	777,341
Total Investments — 148.7% (Cost $216,282,045)		230,614,532
Other assets less liabilities — 0.7%		1,154,675
Revolving credit facility — (38.7)%		(60,000,000)
Preferred Shares, at liquidation preference — (10.7)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$155,094,207

Notes to Portfolio of Investments

(a)              As of September 30, 2013, the Fund has pledged portfolio securities with a market value of $126,348,196 as collateral in connection with its revolving credit facility. All or a portion of these securities were pledged as of September 30, 2013.

(b)              As of September 30, 2013, $51,607,338 of the Fund’s pledged portfolio securities have been rehypothecated by BNP Paribas Prime Brokerage, Inc.  as permitted by the Fund’s revolving credit facility. All or a portion of these securities were rehypothecated as of September 30, 2013.

(c)               Non-dividend paying security.

(d)              Convertible into common stock.

(e)               Rate reflects 7 day yield as of September 30, 2013.

Notes to Portfolio of Investments

September 30, 2013 (unaudited)

(1) Portfolio Valuation

Investment securities of the Fund are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day.  Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note (2) for a further description of fair value measurements. Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, whichever approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in

Notes to Portfolio of Investments — continued

September 30, 2013 (unaudited)

foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 0.75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2013. The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of September 30, 2013, there were no transfers between Level 1, Level 2 and Level 3.

(3) Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of September 30, 2013, are as follows:

Cost	$217,708,402
Gross unrealized appreciation	$24,799,165
Gross unrealized depreciation	(11,893,035)
Net unrealized appreciation	$12,906,130

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	October 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	October 31, 2013

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	October 31, 2013